Inventory (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Inventory Abstract
Current raw materials	€ 1,968	€ 5,785
Current work in progress	1,704	16,551
Inventories	€ 3,672	€ 22,336